GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

Goodwill - The following is a summary of goodwill:

	For the Periods Ended
	March 31, 2016	December 31, 2015

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251

The following is a summary of goodwill:

	For the Years Ended
	December 31, 2015	December 31, 2014

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251